Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000247934
Account Value [Line Items]
Line Graph and Table Measure Name	AB Short Duration High Yield ETF
Account Value	$ 14,636	$ 12,915	$ 11,752	$ 13,376	$ 12,327	$ 12,241	$ 11,558	$ 11,256	$ 10,741	$ 10,021	$ 10,000
Alliance Bernstein Index:Bloomberg US Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Account Value	$ 13,343	11,676	11,265	13,827	13,590	12,595	11,147	11,281	11,037	10,166	10,000
Alliance Bernstein Index: Bloomberg US High Yield 1-5 Year Cash Pay 2% Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Total Return Index
Account Value	$ 16,098	$ 14,129	$ 12,829	$ 14,039	$ 12,571	$ 12,518	$ 12,077	$ 11,538	$ 10,643	$ 9,620	$ 10,000